Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Right-of-use asset derecognized	$ 27,071
Lease liabilities derecognized	27,071
Operating lease right-of-use assets obtained	2,140,510	$ 95,174
Right of use assets	2,081,612	53,418
Lease liabilities	$ 2,081,612	$ 53,418
Prime lending rate		5.25%
Minimum [Member]
Leases [Line Items]
Prime lending rate	5.00%
Maximum [Member]
Leases [Line Items]
Prime lending rate	5.25%